Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Schedule of Intangible Assets
The change in intangible assets breaks down as follows:

(in thousands of euros)	As of January 1, 2025	Increases	Decreases	Transfer	Currency translation	As of December 31, 2025
Patents	65	7	—	—	—	72
Software	669	1	—	—	—	669
Gross book value of intangible assets	734	8	—	—	—	742
Patents	(65)	(1)	—	—	—	(66)
Software	(662)	(4)	—	—	—	(666)
Accumulated depreciation of intangible assets (1)	(727)	(5)	—	—	—	(732)
Net book value of intangible assets	7	3	—	—	—	10
(1)Expenses for the period are detailed in Note 17.4. Depreciation, amortization and provisions expenses

(in thousands of euros)	As of January 1, 2024	Increases	Decreases	Transfer	Currency translation	As of December 31, 2024
Patents	65	—	—	—	—	65
Software	667	2	—	—	—	669
Gross book value of intangible assets	732	2	—	—	—	734
Patents	(65)	—	—	—	—	(65)
Software	(659)	(4)	—	—	—	(662)
Accumulated depreciation of intangible assets (1)	(724)	(4)	—	—	—	(727)
Net book value of intangible assets	8	(2)	—	0	0	7
(1)Expenses for the period are detailed in Note 17.4. Depreciation, amortization and provisions expenses